Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,000
Previously Paid Amount	0.00
Total Fee Amount	217.50
Total Offset Amount	0.00
Net Fee	217.50
Narrative - Max Aggregate Offering Price	$ 2,500,000
Final Prospectus	true